Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Revenues	$ 20,115,900	$ 15,078,316
Direct product costs	7,302,192	6,473,477
Gross Profit	12,813,708	8,604,839
Operating Expenses:
Research and development	9,707,128	10,282,635
Sales and marketing	6,251,254	5,677,141
General and Administrative Expense	5,618,389	5,569,654
Total Operating Expenses	21,576,771	21,529,430
Operating Loss	(8,763,063)	(12,924,591)
Interest income	163,735	0
Interest expense	(3,267,653)	(2,904,454)
Loss on debt extinguishment	(1,523,221)	0
Change in fair value of derivative liabilities	158,000	(142,200)
Change in fair value of warrant liabilities	2,198,051	0
Other income	281,113	4,951
Total Other Expenses, net	(1,989,975)	(3,041,703)
Net Loss	$ (10,753,038)	$ (15,966,294)
Net loss per share - basic and diluted (in dollars per share)	$ (1.12)	$ (2.25)
Weighted average common shares outstanding - basic and diluted (in shares)	9,600,548	7,105,880
Product [Member]
Revenues	$ 20,113,523	$ 14,683,492
Royalty and Non-recurring Engineering [Member]
Revenues	$ 2,377	$ 394,824